Share-based payment obligation - Movements in the number of share options outstanding - (Details) shares in Thousands			12 Months Ended
	Oct. 14, 2021	Oct. 13, 2021	Dec. 31, 2022 Option shares	Dec. 31, 2021 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at the beginning of the period			7,942,538
Share options ending of the period			6,589,136	7,942,538
Conversion ratio of old classes of ordinary shares into new class of ordinary shares	500	500
Incentive plan 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares			1,267	3,800
Share options at the beginning of the period			1,267,000	3,749,000
Share options Issued				94,000
Share options Forfeited				(43,000)
Exercised during the period			(633,000)	(2,533,000)
Share options ending of the period			634,000	1,267,000
Incentive plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares			5,120	15,360
Share options at the beginning of the period			5,120,000	15,350,000
Share options Issued				10,000
Exercised during the period			(2,560,000)	(10,240,000)
Share options ending of the period			2,560,000	5,120,000
Incentive plan 2B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares			1,537	4,600
Share options at the beginning of the period			1,537,000	4,595,000
Share options Issued				55,000
Share options Forfeited				(39,000)
Exercised during the period			(769,000)	(3,074,000)
Share options ending of the period			768,000	1,537,000
Incentive plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares			19	56
Share options at the beginning of the period			19,000	56,000
Exercised during the period			(9,000)	(37,000)
Share options ending of the period			10,000	19,000
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares			2,943
Share options Issued			2,943,000
Share options Forfeited			(86,000)
Exercised during the period			(239,000)
Share options ending of the period			2,618,000